Risk management (Details 2) - Non-Derivative Hedging Instrument [Member] - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Hedging instrument at the beginning of the period		$ 5,312	$ 5,376
Reassignment of hedging instruments		1,803	870
Realized exports		(1,803)	(870)
Capital payments	[1]	(1,980)	(64)
Hedging instrument at the end of the period		$ 3,332	$ 5,312

[1]	On June 30, 2017, Ecopetrol prepaid the entire outstanding balance of the international syndicated loan whose nominal value was US$ 1,925 million and original maturity date was in February 2020.